Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 3,982,803	$ 3,154,957
Derivative financial instruments
Disclosure of detailed information about hedged items [line items]
Fair Value	3,982,803	3,154,957
Derivative financial instruments | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	472,208	454,300
Derivative financial instruments | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	938,762	855,780
Derivative financial instruments | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,570,553	1,840,855
Derivative financial instruments | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	195	3,805
Derivative financial instruments | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,085	217
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,753,318	27,353,040
Up to three months [member] | Derivative financial instruments
Disclosure of detailed information about hedged items [line items]
Notional value	11,979,567	12,558,245
Up to three months [member] | Derivative financial instruments | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,882,839	8,174,950
Up to three months [member] | Derivative financial instruments | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	246,599	217,953
Up to three months [member] | Derivative financial instruments | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,828,930	4,125,562
Up to three months [member] | Derivative financial instruments | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,402	34,713
Up to three months [member] | Derivative financial instruments | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,797	5,067
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,910,724	23,611,250
3 months to 1 year [member] | Derivative financial instruments
Disclosure of detailed information about hedged items [line items]
Notional value	9,741,905	12,146,094
3 months to 1 year [member] | Derivative financial instruments | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,358,854	3,931,647
3 months to 1 year [member] | Derivative financial instruments | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	932,372	923,526
3 months to 1 year [member] | Derivative financial instruments | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,424,682	7,225,228
3 months to 1 year [member] | Derivative financial instruments | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,483	49,753
3 months to 1 year [member] | Derivative financial instruments | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,514	15,940
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,915,083	75,628,987
More than 1 year [member] | Derivative financial instruments
Disclosure of detailed information about hedged items [line items]
Notional value	35,094,355	39,185,317
More than 1 year [member] | Derivative financial instruments | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	417,178	1,234,741
More than 1 year [member] | Derivative financial instruments | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,656,771	6,640,937
More than 1 year [member] | Derivative financial instruments | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 26,020,406	31,308,891
More than 1 year [member] | Derivative financial instruments | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 748